Note 19 - Leasing Arrangements	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

NOTE 19 – LEASING ARRANGEMENTS

The Corporation leases various branch facilities under operating leases. Rent expense was $396,000,$406,000, and $424,000 for the years ended December 31, 2022, 2021 and 2020, respectively.  A right-of-use asset, included in other assets, and lease liability, included in other liabilities, were both $1,364,000 at December 31, 2022 and $1,658,000 at December 31, 2021.

The following is a schedule of future minimum rental payments required under the facility leases as of December 31, 2022:

Year ending	Amount
December 31,	(in thousands)
2023	$263
2024	264
2025	244
2026	116
2027	52
Thereafter	750
Total	1,689
Present value discount	(325)
Total	$1,364